Note 17 - Consolidated Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
Note Q - Consolidated Quarterly Financial Information (unaudited)

	Quarters Ended
2012	Mar. 31	Jun. 30	Sept. 30	Dec. 31

Total interest income	$10,665	$9,657	$9,405	$9,274
Total interest expense	1,753	1,604	1,538	1,451
Net interest income	8,912	8,053	7,867	7,823
Provision for loan losses(1)	1,316	524	1,183	(1,440)
Noninterest income	3,479	1,974	1,674	1,356
Noninterest expense	7,332	7,162	6,957	8,290
Net income	2,622	1,719	1,107	1,604

Earnings per share	$0.65	$0.43	$0.27	$.40

2011
Total interest income	$12,025	$10,817	$10,693	$10,505
Total interest expense	2,822	2,663	2,509	2,175
Net interest income	9,203	8,154	8,184	8,330
Provision for loan losses(2)	2,944	759	1,152	41
Noninterest income	3,659	1,687	1,058	818
Noninterest expense	7,098	6,981	7,001	7,219
Net income	2,033	1,555	886	1,361

Earnings per share	$0.51	$0.39	$0.22	$0.34

2010
Total interest income	$12,228	$11,599	$11,438	$11,249
Total interest expense	3,619	3,421	3,328	3,179
Net interest income	8,609	8,178	8,110	8,070
Provision for loan losses(3)	921	721	2,225	2,004
Noninterest income	1,865	1,524	1,382	1,383
Noninterest expense	6,881	6,976	6,863	5,923
Net income	1,906	1,471	421	1,298

Earnings per share	$0.48	$0.37	$.10	$0.33

(1) During the fourth quarter of 2012, the Company experienced a large recovery of $1,250 on a previously charged-off commercial loan which lowered net charge-offs. The large decrease in net charge-offs contributed to a lower historical loan loss factor that created a lower level of general allocations within the allowance for loan losses.

(2) During the first quarter of 2011, the Company began taking partial charge-offs more quickly on collateral dependent impaired loans as a result of management’s evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment.  The increases in partial charge-offs contributed to a higher historical loan loss factor, which required additional general allocations within the allowance for loan losses.

(3) During the third and fourth quarters of 2010, the Bank experienced an increase in its provision expense as a result of continued credit quality issues with three commercial relationships that resulted in additional impairment charges and partial charge-offs.